Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		Jun. 30, 2024		Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, No Par Value		$ 0	[1]	$ 0
Common Stock, Shares Authorized	[1]	4,650,000,000		650,000,000
Common Stock, Shares, Issued	[1]	287,183,800		284,094,700
Common Stock, Shares, Outstanding		287,183,800		284,094,700

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares